Share-Based Payment Arrangements - Movement in Share Options (Details)	6 Months Ended
Dec. 31, 2021 shares £ / shares
CSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	5,845
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	0
Share options outstanding at end of period (in shares)	5,845
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0.90
Weighted average remaining contractual life (in years)	2 years
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	34,075
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	0
Share options outstanding at end of period (in shares)	34,075
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0
Weighted average remaining contractual life (in years)	15 years
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	203,326
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	99,462
Options forfeited during the period (in shares)	0
Share options outstanding at end of period (in shares)	103,864
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0
Weighted average remaining contractual life (in years)	3 years
EIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	1,406,877
Options granted during the period (in shares)	254,773
Options exercised during the period (in shares)	467,888
Options forfeited during the period (in shares)	46,374
Share options outstanding at end of period (in shares)	1,147,388
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0
Weighted average remaining contractual life (in years)	3 years
SAYE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	1,119,953
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	295,643
Options forfeited during the period (in shares)	27,738
Share options outstanding at end of period (in shares)	796,572
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 29.02
Weighted average remaining contractual life (in years)	1 year
SS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	0
Options granted during the period (in shares)	504,388
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	18,577
Share options outstanding at end of period (in shares)	485,811
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 92.02
Weighted average remaining contractual life (in years)	6 years